Stockholder Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Due to Related Parties

Due to stockholders at March 31, 2018 and December 31, 2017 consists of the following:

	March 31, 2018	December 31, 2017
Daniel Monteverde	4,324	8,214
Angelo Ponzetta	526,774	500,798
Gianni Ponzetta	163,752	160,114
	$694,850	$669,126

Due to stockholders at December 31, 2017 and 2016 consists of the following

	December 31, 2017	December 31, 2016
Daniel Monteverde	8,214	5,012
Angelo Ponzetta	500,798	306,105
Gianni Ponzetta	160,114	101,790
	$669,126	$412,907